CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ / shares in Thousands, £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	£ 578	£ 180	£ 312
Grant revenue		163	362
Total revenue	578	343	674
Other income	24	12	15
Research and development costs	(4,654)	(6,068)	(7,843)
Distribution costs, sales and marketing			(323)
Administrative costs	(2,946)	(4,958)	(3,841)
Impairment of intangible assets		(12,369)
Loss from operations	(6,998)	(23,040)	(11,318)
Finance income	936	1	492
Finance expense	(44)	(431)	(97)
Loss before tax	(6,106)	(23,470)	(10,923)
Taxation	646	1,281	1,785
Loss from continuing operations	(5,460)	(22,189)	(9,138)
Loss from discontinued operations net of tax			(947)
Loss for the year attributable to the owners of the parent	(5,460)	(22,189)	(10,085)
Items that will or may be reclassified subsequently to profit or loss:
Exchange gains/(losses) arising on translation of foreign operations		508	(207)
Total other comprehensive income/(loss ) net of tax		508	(207)
Total comprehensive loss attributable to the owners of the parent	£ (5,460)	£ (21,681)	£ (10,292)
Loss per share
Basic and diluted loss per ordinary share - pence	£ (7)	£ (52)	£ (50)
Basic and diluted loss per ordinary share - pence			£ (5)